Leases (Details) - Schedule of amounts recognized in profit or loss $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Amounts Recognized in Profit or Loss [Abstract]
Depreciation expense of right-of-use assets	$ 454
Interest expense on lease liabilities	67
Total amount recognized in profit or loss	$ 521